COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
CLOSED-END FUNDS	88.2%
COMMODITY FUNDS	13.0%
DIVERSIFIED COMMODITY FUNDS	6.8%
Adams Natural Resources Fund, Inc.		155,985	$3,597,014
BlackRock Energy & Resources Trust		69,780	924,585
PIMCO Dynamic Income Strategy Fund		804,173	17,056,509

			21,578,108

SINGLE COMMODITY FUNDS	6.2%
Sprott Physical Gold Trust (Canada)(a)		482,155	8,341,282
Sprott Physical Gold & Silver Trust (Canada)(a)		452,497	9,203,789
Sprott Physical Silver Trust (Canada)(a)		250,145	2,073,702

			19,618,773

TOTAL COMMODITY FUNDS			41,196,881

EQUITY FUNDS	46.3%
GLOBAL EQUITY FUNDS	0.7%
abrdn Total Dynamic Dividend Fund		264,976	2,196,651

GLOBAL HYBRID FUNDS	10.4%
BlackRock Capital Allocation Trust		489,567	8,156,186
BlackRock ESG Capital Allocation Trust		659,890	11,455,691
Calamos Long/Short Equity & Dynamic Income Trust		106,000	1,635,580
Guggenheim Active Allocation Fund		589,300	8,668,603
Thornburg Income Builder Opportunities Trust		171,235	2,768,870

			32,684,930

MLP FUNDS	5.0%
First Trust Energy Income & Growth Fund		270,358	4,417,650
First Trust Energy Infrastructure Fund		217,060	3,941,810
First Trust MLP & Energy Income Fund		442,575	4,279,700
First Trust New Opportunities MLP & Energy Fund		343,800	2,633,508
Neuberger Berman Energy Infrastructure & Income Fund, Inc.		55,000	405,350

			15,678,018

OPTION INCOME FUNDS	7.1%
Eaton Vance Enhanced Equity Income Fund II		194,116	3,915,320
Eaton Vance Risk-Managed Diversified Equity Income Fund		392,446	3,276,924
Eaton Vance Tax-Managed Buy-Write Income Fund		134,963	1,842,245
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		182,931	2,365,298
Eaton Vance Tax-Managed Diversified Equity Income Fund		285,617	3,815,843
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		869,977	7,099,012

			22,314,642

REAL ESTATE, INCLUDING REITS FUNDS	0.9%
Nuveen Real Asset Income & Growth Fund		180,558	2,141,418
Nuveen Real Estate Income Fund		90,300	713,370

			2,854,788

US GENERAL EQUITY FUNDS	19.8%
Adams Diversified Equity Fund, Inc.		1,061,068	20,712,047
Cornerstone Strategic Value Fund, Inc.		394,000	2,962,880
Eaton Vance Tax-Advantaged Dividend Income Fund		273,333	6,450,659
Eaton Vance Tax-Advantaged Global Dividend Income Fund		192,868	3,519,841
Gabelli Equity Trust, Inc.		743,640	4,104,893
Gabelli Dividend & Income Trust		194,886	4,478,480
General American Investors Co., Inc.		141,476	6,580,049
Nuveen Core Equity Alpha Fund		174,385	2,453,597
Royce Micro-Cap Trust, Inc.		50,884	480,854
Royce Value Trust, Inc.		211,821	3,213,325
SRH Total Return Fund, Inc.		486,158	7,321,539

			62,278,164

US HYBRID FUNDS	0.2%
Virtus Equity & Convertible Income Fund		26,127	584,983

US SECTOR EQUITY FUNDS	0.6%
abrdn Healthcare Investors		60,573	1,021,261
abrdn Healthcare Opportunities Fund		37,845	760,684

		Shares	Value
			$1,781,945

UTILITIES FUNDS	1.6%
DNP Select Income Fund, Inc.		143,894	1,305,118
Duff & Phelps Utility & Infrastructure Fund, Inc.		201,271	1,924,151
MainStay CBRE Global Infrastructure Megatrends Fund		159,391	2,003,545

			5,232,814

TOTAL EQUITY FUNDS			145,606,935

FIXED INCOME FUNDS	20.9%
BANK LOAN FUNDS	3.1%
Ares Dynamic Credit Allocation Fund, Inc.		91,481	1,301,775
BlackRock Floating Rate Income Trust		108,470	1,407,940
Blackstone Long-Short Credit Income Fund		164,996	2,031,101
Eaton Vance Floating-Rate Income Trust		96,240	1,280,954
Eaton Vance Senior Floating-Rate Trust		188,258	2,453,002
Invesco Senior Income Trust		275,861	1,180,685

			9,655,457

GLOBAL INCOME FUNDS	10.1%
MFS Multimarket Income Trust		219,209	1,014,938
PIMCO Access Income Fund		507,500	7,982,975
PIMCO Dynamic Income Opportunities Fund		747,958	9,850,607
PIMCO Dynamic Income Fund		550,281	10,614,920
Western Asset Diversified Income Fund		164,090	2,371,101

			31,834,541

HIGH YIELD BOND FUNDS	1.3%
Barings Global Short Duration High Yield Fund, Class SH		91,674	1,310,938
PGIM Global High Yield Fund, Inc.		149,752	1,791,034
Western Asset High Income Fund II, Inc.		235,000	1,050,450

			4,152,422

PREFERRED STOCK FUNDS	2.9%
First Trust Intermediate Duration Preferred & Income Fund		55,821	1,000,312
Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.		54,100	1,037,097
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.		114,755	1,704,112
John Hancock Premium Dividend Fund		241,061	2,808,361
Nuveen Preferred & Income Opportunities Fund		350,490	2,520,023

			9,069,905

US HIGH YIELD BOND FUNDS	1.7%
Allspring Income Opportunities Fund		133,646	887,409
BlackRock Debt Strategies Fund, Inc.		60,664	670,944
PGIM High Yield Bond Fund, Inc.		130,895	1,700,326
PGIM Short Duration High Yield Opportunities Fund, Class Y		124,450	1,914,041

			5,172,720

US MULTI SECTOR BOND FUNDS	1.8%
Guggenheim Strategic Opportunities Fund		404,765	5,796,235

TOTAL FIXED INCOME FUNDS			65,681,280

MUNICIPAL FUNDS	8.0%
DIVERSIFIED MUNICIPAL BOND FUNDS	6.1%
BlackRock Municipal Income Fund, Inc.		20,000	241,200
BlackRock MuniHoldings Fund, Inc.		35,447	428,200
BlackRock MuniVest Fund, Inc.		213,438	1,506,872
BlackRock MuniYield Fund, Inc.		78,315	866,164
BlackRock MuniYield Quality Fund II, Inc.		17,896	188,087
BlackRock MuniYield Quality Fund III, Inc.		176,757	2,025,635
BlackRock MuniYield Quality Fund, Inc.		92,385	1,131,716
Eaton Vance Municipal Bond Fund		49,605	513,412
Eaton Vance Municipal Income 2028 Term Trust		30,008	535,343
Neuberger Berman Municipal Fund, Inc.		216,982	2,271,801
Nuveen AMT-Free Quality Municipal Income Fund		224,711	2,487,551
Nuveen Municipal Value Fund, Inc.		437,880	3,813,935
Nuveen Quality Municipal Income Fund		213,123	2,442,389
PIMCO Municipal Income Fund III		50,000	373,500

		Shares	Value
Putnam Municipal Opportunities Trust		27,923	$283,698

			19,109,503

HIGH YIELD MUNICIPAL BOND FUNDS	1.9%
Nuveen AMT-Free Municipal Credit Income Fund		222,778	2,706,753
Nuveen Municipal Credit Income Fund		283,060	3,464,654

			6,171,407

TOTAL MUNICIPAL FUNDS			25,280,910

TOTAL CLOSED-END FUNDS (Identified cost—$265,551,970)			277,766,006

EXCHANGE-TRADED FUNDS	9.3%
COMMODITY FUNDS	1.6%
SPDR Gold Shares(a)		23,675	4,870,421

EQUITY FUNDS	7.7%
REAL ESTATE INCLUDING REITS FUNDS	0.4%
Vanguard Real Estate ETF		14,303	1,236,923

US GENERAL EQUITY FUNDS	7.2%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		59,926	3,057,425
Invesco S&P 500 Equal Weight ETF		31,223	5,288,240
iShares Russell 1000 Value ETF		7,719	1,382,550
Pacer U.S. Cash Cows 100 ETF		56,609	3,289,549
SPDR S&P 500 ETF Trust		8,047	4,209,144
Vanguard S&P 500 ETF		11,132	5,351,152

			22,578,060

US SECTOR EQUITY FUNDS	0.1%
VanEck Pharmaceutical ETF		4,248	385,294

TOTAL EQUITY FUNDS			24,200,277

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$22,849,035)			29,070,698

COMMON STOCK	1.4%
Astera Labs, Inc.(a)		500	37,095
Berkshire Hathaway, Inc., Class B(a)		10,507	4,418,404
Reddit, Inc., Class A(a)		1,000	49,320

TOTAL COMMON STOCK (Identified cost—$2,896,238)			4,504,819

INTERVAL FUNDS	0.3%
FIXED INCOME FUNDS	0.3%
BANK LOAN FUNDS
Invesco Dynamic Credit Opportunity Fund, Class AX(b)		86,725	961,779

TOTAL INTERVAL FUNDS (Identified cost—$975,170)			961,779

SHORT-TERM INVESTMENTS	0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(c)		453,521	453,521
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(c)		1,111,764	1,111,764

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,565,285)			1,565,285

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$293,837,698)	99.7%		313,868,587
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		840,219

NET ASSETS (Equivalent to $11.42 per share based on 27,567,224 shares of common stock outstanding)	100.0%		$314,708,806

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Non-income producing security.
(b)	Investment valued using NAV as the practical expedient and has been excluded from the fair value hierarchy. The investment fund provides liquidity through quarterly repurchase offers.
(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds and closed-end interval funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$277,766,006	$—	$—	$277,766,006
Exchange-Traded Funds	29,070,698	—	—	29,070,698
Common Stock	4,504,819	—	—	4,504,819
Short-Term Investments	—	1,565,285	—	1,565,285

Subtotal(a)	311,341,523	1,565,285	—	312,906,808

Investments Valued at NAV(b)	—	—	—	961,779

Total Investments in Securities(a)	$311,341,523	$1,565,285	$—	$313,868,587

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

As of March 28, 2024, one of the Fund’s investments was valued using NAV per unit as a practical expedient and has been excluded from the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented within the Schedule of Investments.